Schedule of useful lives of intangible assets (Details)	12 Months Ended
Mar. 31, 2023
Agent / Supplier Relationships [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	2 years 6 months
Agent / Supplier Relationships [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	10 years
Noncompete Agreement [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	3 years 6 months
Noncompete Agreement [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	6 years 6 months
Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	10 years
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	3 years
Computer software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	3 years
Computer software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	10 years
Customer-related intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	4 years
Customer-related intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
[custom:IfrsFiniteLivedIntangibleAssetUsefulLife]	10 years